CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series B Preferred Stock [Member]
Balance, shares at Dec. 31, 2019			2,600,000	10,675		91,193,339
Balance at Dec. 31, 2019	$ 570,064		$ 26			$ 912	$ 1,021,633	$ 109	$ (452,616)
Net income/(loss)	(134,197)								(134,197)
Issuance of restricted stock and compensation cost, shares (Note 9(h))						2,200,000
Issuance of restricted stock and compensation cost (Note 9(h))	10,511					$ 22	10,489
Stock repurchased and retired, shares (Note 9(e))						(4,118,337)
Stock repurchased and retired (Note 9(e))	(11,999)					$ (41)	(11,958)
Dividends on series B preferred stock (Note 9(b))	(5,769)								(5,769)
Other comprehensive income/(loss)	(40)							(40)
Balance, shares at Dec. 31, 2020			2,600,000	10,675		89,275,002
Balance at Dec. 31, 2020	428,570		$ 26			$ 893	1,020,164	69	(592,582)
Net income/(loss)	57,394								57,394
Issuance of stock, shares					400
Issuance of stock	254						254
Issuance of restricted stock and compensation cost, shares (Note 9(h))						8,260,000
Issuance of restricted stock and compensation cost (Note 9(h))	7,442					$ 83	7,359
Stock repurchased and retired, shares (Note 9(e))						(12,862,744)
Stock repurchased and retired (Note 9(e))	(45,369)					$ (129)	(45,240)
Dividends on series B preferred stock (Note 9(b))	(5,769)								(5,769)
Dividends on common stock (Note 9(f))	(8,820)								(8,820)
OceanPal Inc. spin-off (Note 9(g))	(40,509)								(40,509)
Other comprehensive income/(loss)	2							2
Balance, shares at Dec. 31, 2021			2,600,000	10,675	400	84,672,258
Balance at Dec. 31, 2021	393,195		$ 26			$ 847	982,537	71	(590,286)
Net income/(loss)	119,063								119,063
Issuance of stock, shares						877,581
Issuance of stock	5,322					$ 9	5,313
Issuance of restricted stock and compensation cost, shares (Note 9(h))						1,470,000
Issuance of restricted stock and compensation cost (Note 9(h))	9,282					$ 15	9,267
Stock repurchased and retired, shares (Note 9(e))						(820,000)
Stock repurchased and retired (Note 9(e))	(3,799)					$ (8)	(3,791)
Issuance of common stock for vessel acquisitions, shares (Notes 4 and 9(e))						16,453,780
Issuance of common stock for vessel acquisitions (Notes 4 and 9(e))	67,853					$ 164	67,689
Dividends on series B preferred stock (Note 9(b))		$ (5,769)								$ (5,769)
Dividends on common stock (Note 9(f))	(79,812)								(79,812)
Dividends in kind (Note 9(g))	(18,189)								(18,189)
Other comprehensive income/(loss)	182							182
Balance, shares at Dec. 31, 2022			2,600,000	10,675	400	102,653,619
Balance at Dec. 31, 2022	$ 487,328		$ 26			$ 1,027	$ 1,061,015	$ 253	$ (574,993)